UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-09235
                                                    -----------

                       First Defined Portfolio Fund, LLC
          ------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                       120 East Liberty Drive, Suite 400
                               Wheaton, IL 60187
          ------------------------------------------------------------
              (Address of principal executive offices) (Zip code)

                             W. Scott Jardine, Esq.
                          First Trust Portfolios L.P.
                       120 East Liberty Drive, Suite 400
                               Wheaton, IL 60187
          ------------------------------------------------------------
                    (Name and address of agent for service)

        Registrant's telephone number, including area code: 630-765-8000
                                                           --------------

                      Date of fiscal year end: December 31
                                              -------------

                    Date of reporting period: March 31, 2013
                                             ----------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS. The Schedule(s) of Investments is attached herewith.

TARGET MANAGED VIP PORTFOLIO
PORTFOLIO OF INVESTMENTS
MARCH 31, 2013 (UNAUDITED)


   SHARES                       DESCRIPTION                        VALUE
----------- --------------------------------------------------  -----------

COMMON STOCKS - 98.2%

            AEROSPACE & DEFENSE - 0.5%
      1,475 Northrop Grumman Corp. ...........................  $   103,471
                                                                -----------

            AUTO COMPONENTS - 0.2%
        832 Dorman Products, Inc. ............................       30,959
                                                                -----------

            AUTOMOBILES - 1.1%
      2,624 Daimler AG .......................................      143,139
      1,254 Thor Industries, Inc. ............................       46,135
      1,700 Winnebago Industries, Inc. (a) ...................       35,088
                                                                -----------
                                                                    224,362
                                                                -----------

            BEVERAGES - 0.1%
        645 Coca-Cola Enterprises, Inc. ......................       23,813
                                                                -----------

            BIOTECHNOLOGY - 6.5%
      3,110 Amgen, Inc. ......................................      318,806
      9,473 Gilead Sciences, Inc. (a).........................      463,514
      2,791 Regeneron Pharmaceuticals, Inc. (a) ..............      492,332
                                                                -----------
                                                                  1,274,652
                                                                -----------

            BUILDING PRODUCTS - 0.5%
        917 A.O. Smith Corp. .................................       67,464
      1,231 Apogee Enterprises, Inc. .........................       35,637
                                                                -----------
                                                                    103,101
                                                                -----------

            CAPITAL MARKETS - 1.2%
      1,520 Franklin Resources, Inc. .........................      229,231
                                                                -----------

            CHEMICALS - 2.0%
        935 American Vanguard Corp. ..........................       28,555
        194 CF Industries Holdings, Inc. .....................       36,932
        424 FMC Corp. ........................................       24,181
      2,560 LyondellBasell Industries NV, Class A.............      162,022
        314 NewMarket Corp. ..................................       81,753
        319 Sherwin-Williams (The) Co. .......................       53,876
                                                                -----------
                                                                    387,319
                                                                -----------

            COMMERCIAL BANKS - 1.1%
      5,934 PrivateBancorp, Inc. .............................      112,212
      6,881 Western Alliance Bancorp (a) .....................       95,233
                                                                -----------
                                                                    207,445
                                                                -----------

            COMMERCIAL SERVICES & SUPPLIES - 0.3%
      4,003 InnerWorkings, Inc. (a) ..........................       60,605
                                                                -----------

            COMMUNICATIONS EQUIPMENT - 0.7%
      5,898 Ixia (a) .........................................      127,633
                                                                -----------

            COMPUTERS & PERIPHERALS - 1.9%
      7,805 Seagate Technology PLC ...........................      285,351
      1,541 Western Digital Corp. ............................       77,481
                                                                -----------
                                                                    362,832
                                                                -----------


               See Notes to Quarterly Portfolio of Investments

TARGET MANAGED VIP PORTFOLIO
PORTFOLIO OF INVESTMENTS - (CONTINUED)
MARCH 31, 2013 (UNAUDITED)

   SHARES                       DESCRIPTION                        VALUE
----------- --------------------------------------------------  -----------

COMMON STOCKS - (CONTINUED)

            CONSTRUCTION & ENGINEERING - 0.4%
      3,185 Aegion Corp. (a) .................................  $    73,733
                                                                -----------

            CONSUMER FINANCE - 1.3%
      3,566 Discover Financial Services ......................      159,900
      5,615 NetSpend Holdings, Inc. (a) ......................       89,222
                                                                -----------
                                                                    249,122
                                                                -----------

            DIVERSIFIED CONSUMER SERVICES - 1.0%
      2,440 Carriage Services, Inc. ..........................       51,850
      3,626 Grand Canyon Education, Inc. (a) .................       92,064
      1,433 H&R Block, Inc. ..................................       42,159
                                                                -----------
                                                                    186,073
                                                                -----------

            DIVERSIFIED TELECOMMUNICATION SERVICES - 3.6%
     12,577 Deutsche Telekom AG, ADR .........................      133,065
     13,123 France Telecom S.A., ADR .........................      133,330
      3,317 Swisscom AG, ADR .................................      153,643
     10,568 TeliaSonera AB, ADR ..............................      151,756
      6,339 Vivendi S.A., ADR ................................      130,964
                                                                -----------
                                                                    702,758
                                                                -----------

            ELECTRIC UTILITIES - 2.0%
     39,590 EDF S.A., ADR ....................................      148,858
     34,497 Enel SpA, ADR ....................................      110,735
      6,129 SSE PLC, ADR .....................................      139,190
                                                                -----------
                                                                    398,783
                                                                -----------

            ELECTRICAL EQUIPMENT - 0.5%
      2,011 AZZ, Inc. ........................................       96,930
                                                                -----------

            ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 0.5%
      1,160 Badger Meter, Inc. ...............................       62,083
        592 Rogers Corp. (a) .................................       28,191
                                                                -----------
                                                                     90,274
                                                                -----------

            FOOD & STAPLES RETAILING - 0.4%
      1,691 Susser Holdings Corp. (a) ........................       86,427
                                                                -----------

            HEALTH CARE EQUIPMENT & SUPPLIES - 2.1%
        799 Becton, Dickinson & Co. ..........................       76,392
        334 C.R. Bard, Inc. ..................................       33,661
      2,224 Cyberonics, Inc. (a)..............................      104,105
      1,966 Neogen Corp. (a) .................................       97,455
      1,274 Sirona Dental Systems, Inc. (a) ..................       93,932
                                                                -----------
                                                                    405,545
                                                                -----------

            HEALTH CARE PROVIDERS & SERVICES - 4.6%
      2,498 AMN Healthcare Services, Inc. (a) ................       39,543
      2,397 Gentiva Health Services, Inc. (a) ................       25,936
      2,726 Hanger, Inc. (a)..................................       85,951



               See Notes to Quarterly Portfolio of Investments

TARGET MANAGED VIP PORTFOLIO
PORTFOLIO OF INVESTMENTS - (CONTINUED)
MARCH 31, 2013 (UNAUDITED)

   SHARES                       DESCRIPTION                        VALUE
----------- --------------------------------------------------  -----------

COMMON STOCKS - (CONTINUED)

            HEALTH CARE PROVIDERS & SERVICES - (CONTINUED)
      1,025 MWI Veterinary Supply, Inc. (a) ..................  $   135,566
     10,555 UnitedHealth Group, Inc. .........................      603,852
                                                                -----------
                                                                    890,848
                                                                -----------

            HEALTH CARE TECHNOLOGY - 0.6%
      2,042 Medidata Solutions, Inc. (a) .....................      118,395
                                                                -----------

            HOTELS, RESTAURANTS & LEISURE - 2.7%
      1,108 AFC Enterprises, Inc. (a) ........................       40,254
      1,335 Domino's Pizza, Inc.  ............................       68,672
      4,583 Interval Leisure Group, Inc. .....................       99,634
      5,210 Krispy Kreme Doughnuts, Inc. (a) .................       75,232
      2,333 Multimedia Games Holding Co., Inc. (a) ...........       48,690
      1,867 Papa John's International, Inc. (a)...............      115,418
      4,832 Pinnacle Entertainment, Inc. (a) .................       70,644
                                                                -----------
                                                                    518,544
                                                                -----------

            HOUSEHOLD DURABLES - 1.7%
      7,699 DR Horton, Inc. ..................................      187,086
      3,743 Lennar Corp., Class A ............................      155,259
                                                                -----------
                                                                    342,345
                                                                -----------

            HOUSEHOLD PRODUCTS - 0.1%
        292 Clorox (The) Co. .................................       25,851
                                                                -----------

            INSURANCE - 4.6%
      3,429 Allstate Corp. ...................................      168,261
      3,182 Horace Mann Educators Corp. ......................       66,345
      7,980 Travelers (The) Cos., Inc. .......................      671,836
                                                                -----------
                                                                    906,442
                                                                -----------

            INTERNET SOFTWARE & SERVICES - 5.2%
      8,143 eBay, Inc. (a)....................................      441,513
     24,367 Yahoo!, Inc. (a) .................................      573,356
                                                                -----------
                                                                  1,014,869
                                                                -----------

            IT SERVICES - 3.3%
      2,994 International Business Machines Corp. ............      638,620
                                                                -----------

            LEISURE EQUIPMENT & PRODUCTS - 0.7%
      1,075 Arctic Cat, Inc. (a) .............................       46,978
      2,157 Mattel, Inc. .....................................       94,455
                                                                -----------
                                                                    141,433
                                                                -----------

            MACHINERY - 2.6%
      1,477 Flowserve Corp. ..................................      247,708
      2,776 Illinois Tool Works, Inc. ........................      169,169
      3,110 Trimas Corp. (a) .................................      100,982
                                                                -----------
                                                                    517,859
                                                                -----------

            MEDIA - 5.6%
     13,370 Comcast Corp., Class A ...........................      561,674



               See Notes to Quarterly Portfolio of Investments

TARGET MANAGED VIP PORTFOLIO
PORTFOLIO OF INVESTMENTS - (CONTINUED)
MARCH 31, 2013 (UNAUDITED)

   SHARES                       DESCRIPTION                        VALUE
----------- --------------------------------------------------  -----------

COMMON STOCKS - (CONTINUED)

            MEDIA - (CONTINUED)
      3,169 DIRECTV (a) ......................................  $   179,397
        911 Discovery Communications, Inc., Class A (a) ......       71,732
        691 Liberty Media Corp. (a) ..........................       77,136
     32,624 Sirius XM Radio, Inc. ............................      100,482
        691 Starz - Liberty Capital (a) ......................       15,306
      1,684 Virgin Media, Inc. ...............................       82,465
                                                                -----------
                                                                  1,088,192
                                                                -----------

            METALS & MINING - 0.3%
      2,985 Metals USA Holdings Corp. ........................       61,640
                                                                -----------

            MULTI-UTILITIES - 2.8%
      7,762 E.ON AG, ADR .....................................      136,223
      6,953 GDF Suez S.A., ADR ...............................      133,915
      2,510 National Grid PLC, ADR ...........................      145,605
      3,475 RWE AG, ADR ......................................      130,312
                                                                -----------
                                                                    546,055
                                                                -----------

            OIL, GAS & CONSUMABLE FUELS - 7.5%
      3,448 BP PLC, ADR ......................................      146,023
      2,932 Eni S.p.A., ADR ..................................      131,617
      3,222 EPL Oil & Gas, Inc. (a) ..........................       86,382
     10,073 Exxon Mobil Corp. ................................      907,678
        251 Marathon Petroleum Corp. .........................       22,490
        465 Phillips 66 ......................................       32,536
      2,763 Total S.A., ADR ..................................      132,569
                                                                -----------
                                                                  1,459,295
                                                                -----------

            PERSONAL PRODUCTS - 0.7%
      1,257 Medifast, Inc. (a) ...............................       28,811
      4,093 Prestige Brands Holdings, Inc. (a) ...............      105,149
                                                                -----------
                                                                    133,960
                                                                -----------

            PHARMACEUTICALS - 5.3%
      3,032 AstraZeneca PLC, ADR .............................      151,539
      3,287 GlaxoSmithKline PLC, ADR .........................      154,193
      2,581 Mylan, Inc. (a) ..................................       74,694
     22,840 Pfizer, Inc. .....................................      659,163
                                                                -----------
                                                                  1,039,589
                                                                -----------

            PROFESSIONAL SERVICES - 0.5%
      4,225 On Assignment, Inc. (a) ..........................      106,935
                                                                -----------

            SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.8%
      2,864 Monolithic Power Systems, Inc. ...................       69,796
      2,169 Ultratech, Inc. (a) ..............................       85,740
                                                                -----------
                                                                    155,536
                                                                -----------

            SOFTWARE - 6.6%
      2,229 BMC Software, Inc. (a) ...........................      103,270
      2,086 Manhattan Associates, Inc. (a) ...................      154,969



               See Notes to Quarterly Portfolio of Investments

TARGET MANAGED VIP PORTFOLIO
PORTFOLIO OF INVESTMENTS - (CONTINUED)
MARCH 31, 2013 (UNAUDITED)

   SHARES                       DESCRIPTION                        VALUE
----------- --------------------------------------------------  -----------

COMMON STOCKS - (CONTINUED)

            SOFTWARE - (CONTINUED)
      3,376 NetScout Systems, Inc. (a)........................  $    82,948
     21,513 Oracle Corp. .....................................      695,730
      2,402 Sourcefire, Inc. (a)..............................      142,271
      4,340 Symantec Corp. (a) ...............................      107,111
                                                                -----------
                                                                  1,286,299
                                                                -----------

            SPECIALTY RETAIL - 10.0%
      2,539 Asbury Automotive Group, Inc. (a) ................       93,156
     11,205 Gap (The), Inc. ..................................      396,657
     11,712 Home Depot (The), Inc. ...........................      817,263
      1,841 Lithia Motors, Inc., Class A .....................       87,411
        552 Lumber Liquidators Holdings, Inc. (a) ............       38,761
      3,774 Stage Stores, Inc. ...............................       97,671
      3,796 TJX (The) Cos., Inc. .............................      177,463
      3,416 Urban Outfitters, Inc. (a)........................      132,336
      2,302 Williams-Sonoma, Inc. ............................      118,599
                                                                -----------
                                                                  1,959,317
                                                                -----------

            TEXTILES, APPAREL & LUXURY GOODS - 0.8%
      2,830 Gildan Activewear, Inc. ..........................      112,946
      1,535 Movado Group, Inc. ...............................       51,453
                                                                -----------
                                                                    164,399
                                                                -----------

            THRIFTS & MORTGAGE FINANCE - 0.3%
      3,160 ViewPoint Financial Group, Inc. ..................       63,548
                                                                -----------

            TOBACCO - 1.8%
      3,769 Philip Morris International, Inc. ................      349,424
                                                                -----------

            TRADING COMPANIES & DISTRIBUTORS - 0.4%
      1,125 DXP Enterprises, Inc. (a) ........................       84,038
                                                                -----------

            WIRELESS TELECOMMUNICATION SERVICES - 0.8%
      5,683 Vodafone Group PLC, ADR ..........................      161,454
                                                                -----------

            TOTAL INVESTMENTS - 98.2% ........................   19,199,955
            (Cost $16,982,303) (b)

            NET OTHER ASSETS AND LIABILITIES - 1.8% ..........      343,956
                                                                -----------
            NET ASSETS - 100.0% ..............................  $19,543,911
                                                                ===========

------------------------------------------

(a)   Non-income producing security.

(b) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of March 31, 2013, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $2,814,398 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $596,746.

ADR   American Depositary Receipt


               See Notes to Quarterly Portfolio of Investments

TARGET MANAGED VIP PORTFOLIO
PORTFOLIO OF INVESTMENTS - (CONTINUED)
MARCH 31, 2013 (UNAUDITED)

VALUATION INPUTS
A summary of the inputs used to value the Portfolio's investments as of March 31, 2013 is as follows (see Note 2A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

                                                                                    LEVEL 2          LEVEL 3
                                                     TOTAL          LEVEL 1       SIGNIFICANT      SIGNIFICANT
                                                   VALUE AT         QUOTED        OBSERVABLE      UNOBSERVABLE
                                                   3/31/2013        PRICES          INPUTS           INPUTS
                                                ---------------  -------------  --------------   ---------------
Common Stocks*................................  $    19,199,955  $  19,199,955  $           --   $            --
                                                ===============  =============  ==============   ===============

*See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be on the last day of the period at their current value. There were no transfers between the Levels at March 31, 2013.


               See Notes to Quarterly Portfolio of Investments

THE DOW(R) DART 10 PORTFOLIO
PORTFOLIO OF INVESTMENTS
MARCH 31, 2013 (UNAUDITED)


   SHARES                       DESCRIPTION                        VALUE
----------- --------------------------------------------------  -----------

COMMON STOCKS - 97.2%

            COMPUTERS & PERIPHERALS - 14.3%
     49,276 Hewlett-Packard Co. ..............................  $ 1,174,740
                                                                -----------

            CONSUMER FINANCE - 9.8%
     11,895 American Express Co. .............................      802,437
                                                                -----------

            DIVERSIFIED TELECOMMUNICATION SERVICES - 9.0%
     20,231 AT&T, Inc. .......................................      742,276
                                                                -----------

            HEALTH CARE PROVIDERS & SERVICES - 8.7%
     12,516 UnitedHealth Group, Inc. .........................      716,040
                                                                -----------

            HOTELS, RESTAURANTS & LEISURE - 9.4%
      7,697 McDonald's Corp. .................................      767,314
                                                                -----------

            INSURANCE - 9.7%
      9,462 Travelers (The) Cos., Inc. .......................      796,606
                                                                -----------

            IT SERVICES - 9.2%
      3,551 International Business Machines Corp. ............      757,428
                                                                -----------

            OIL, GAS & CONSUMABLE FUELS - 8.7%
      7,921 Exxon Mobil Corp. ................................      713,761
                                                                -----------

            PHARMACEUTICALS - 9.5%
     27,083 Pfizer, Inc. .....................................      781,615
                                                                -----------

            SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 8.9%
     33,322 Intel Corp. ......................................      728,086
                                                                -----------

            TOTAL INVESTMENTS - 97.2% ........................    7,980,303
            (Cost $7,085,779) (a)

            NET OTHER ASSETS AND LIABILITIES - 2.8% ..........      225,669
                                                                -----------
            NET ASSETS - 100.0% ..............................  $ 8,205,972
                                                                ===========

------------------------------------------

(a) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of March 31, 2013, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $960,048 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $65,524.

               See Notes to Quarterly Portfolio of Investments

THE DOW(R) DART 10 PORTFOLIO
PORTFOLIO OF INVESTMENTS - (CONTINUED)
MARCH 31, 2013 (UNAUDITED)


VALUATION INPUTS
A summary of the inputs used to value the Portfolio's investments as of March 31, 2013 is as follows (see Note 2A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

                                                                                    LEVEL 2         LEVEL 3
                                                     TOTAL          LEVEL 1       SIGNIFICANT     SIGNIFICANT
                                                   VALUE AT         QUOTED        OBSERVABLE     UNOBSERVABLE
                                                   3/31/2013        PRICES          INPUTS          INPUTS
                                                ---------------  -------------  --------------  ---------------
Common Stocks*................................  $     7,980,303  $   7,980,303  $           --  $            --
                                                ===============  =============  ==============  ===============


*See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be on the last day of the period at their current value. There were no transfers between the Levels at March 31, 2013.


               See Notes to Quarterly Portfolio of Investments

THE DOW(R) TARGET DIVIDEND PORTFOLIO
PORTFOLIO OF INVESTMENTS
MARCH 31, 2013 (UNAUDITED)


   SHARES                       DESCRIPTION                        VALUE
----------- --------------------------------------------------  -----------

COMMON STOCKS - 97.7%

            AEROSPACE & DEFENSE - 4.5%
     11,167 Northrop Grumman Corp. ...........................  $   783,365
                                                                -----------

            COMMERCIAL BANKS - 29.3%
     25,840 BB&T Corp. .......................................      811,118
     70,728 F.N.B. Corp. .....................................      855,809
     94,842 First Niagara Financial Group, Inc. ..............      840,300
     52,796 FirstMerit Corp. .................................      872,718
     33,535 Trustmark Corp. ..................................      838,710
     31,011 United Bankshares, Inc. ..........................      825,203
                                                                -----------
                                                                  5,043,858
                                                                -----------

            COMMERCIAL SERVICES & SUPPLIES - 4.9%
     25,697 Republic Services, Inc. ..........................      848,001
                                                                -----------

            ELECTRIC UTILITIES - 9.4%
     18,103 FirstEnergy Corp. ................................      763,946
     14,756 Pinnacle West Capital Corp. ......................      854,225
                                                                -----------
                                                                  1,618,171
                                                                -----------

            FOOD PRODUCTS - 5.2%
     29,512 Mondelez International, Inc., Class A ............      903,362
                                                                -----------

            INSURANCE - 14.7%
     18,701 Allstate Corp. ...................................      917,658
     19,332 Cincinnati Financial Corp. .......................      912,277
     18,697 Mercury General Corp. ............................      709,177
                                                                -----------
                                                                  2,539,112
                                                                -----------

            METALS & MINING - 4.8%
     51,732 Commercial Metals Co. ............................      819,952
                                                                -----------

            MULTI-UTILITIES - 10.3%
     20,846 Black Hills Corp. ................................      918,058
     24,899 Public Service Enterprise Group, Inc. ............      855,032
                                                                -----------
                                                                  1,773,090
                                                                -----------

            THRIFTS & MORTGAGE FINANCE - 9.7%
     57,609 New York Community Bancorp, Inc. .................      826,689
     62,278 People's United Financial, Inc. ..................      837,017
                                                                -----------
                                                                  1,663,706
                                                                -----------

            TOBACCO - 4.9%
     15,124 Universal Corp. ..................................      847,549
                                                                -----------

            TOTAL INVESTMENTS - 97.7% ........................   16,840,166
            (Cost $15,599,859) (a)

            NET OTHER ASSETS AND LIABILITIES - 2.3% ..........      401,195
                                                                -----------
            NET ASSETS - 100.0% ..............................  $17,241,361
                                                                ===========


               See Notes to Quarterly Portfolio of Investments

THE DOW(R) TARGET DIVIDEND PORTFOLIO
PORTFOLIO OF INVESTMENTS - (CONTINUED)
MARCH 31, 2013 (UNAUDITED)



------------------------------------------

(a) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of March 31, 2013, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $1,335,266 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $94,959.

VALUATION INPUTS
A summary of the inputs used to value the Portfolio's investments as of March 31, 2013 is as follows (see Note 2A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

                                                                                    LEVEL 2         LEVEL 3
                                                     TOTAL          LEVEL 1       SIGNIFICANT     SIGNIFICANT
                                                   VALUE AT         QUOTED        OBSERVABLE     UNOBSERVABLE
                                                   3/31/2013        PRICES          INPUTS          INPUTS
                                                ---------------  -------------  --------------  ---------------
Common Stocks*................................  $    16,840,166  $  16,840,166  $           --  $            --
                                                ===============  =============  ==============  ===============

*See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be on the last day of the period at their current value. There were no transfers between the Levels at March 31, 2013.


               See Notes to Quarterly Portfolio of Investments

GLOBAL DIVIDEND TARGET 15 PORTFOLIO
PORTFOLIO OF INVESTMENTS
MARCH 31, 2013 (UNAUDITED)


   SHARES                       DESCRIPTION                        VALUE
----------- --------------------------------------------------  -----------

COMMON STOCKS - 99.1%

            CHINA - 24.8%
  4,158,000 Bank of China Ltd. (a) ...........................  $ 1,934,564
  2,304,000 China Construction Bank Corp. (a) ................    1,888,638
  1,644,000 China Petroleum & Chemical Corp. (a) .............    1,927,933
  2,600,000 Industrial & Commercial Bank of China Ltd. (a) ...    1,828,578
                                                                -----------
                                                                  7,579,713
                                                                -----------

            HONG KONG - 5.4%
  1,275,000 CITIC Pacific Ltd. (a) ...........................    1,661,531
                                                                -----------

            UNITED KINGDOM - 31.2%
    572,968 Ladbrokes PLC (a) ................................    1,967,600
  1,394,290 Man Group PLC (a) ................................    1,896,019
    904,137 RSA Insurance Group PLC (a) ......................    1,603,171
    338,398 Tesco PLC (a) ....................................    1,967,162
    734,828 Vodafone Group PLC (a) ...........................    2,085,218
                                                                -----------
                                                                  9,519,170
                                                                -----------

            UNITED STATES - 37.7%
     55,695 AT&T, Inc. .......................................    2,043,450
     90,789 General Electric Co. .............................    2,099,042
    135,653 Hewlett-Packard Co. ..............................    3,233,967
     91,732 Intel Corp. ......................................    2,004,344
     74,558 Pfizer, Inc. .....................................    2,151,744
                                                                -----------
                                                                 11,532,547
                                                                -----------

            TOTAL INVESTMENTS - 99.1% ........................   30,292,961
            (Cost $28,334,698) (b)

            NET OTHER ASSETS AND LIABILITIES - 0.9% ..........      273,731
                                                                -----------
            NET ASSETS - 100.0% ..............................  $30,566,692
                                                                ===========

------------------------------------------

(a) This security is fair valued in accordance with the procedures adopted by the Registrant's Board of Trustees and in accordance with the provisions of the Investment Company Act of 1940, as amended.

(b) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of March 31, 2013, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $3,571,003 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $1,612,740.


               See Notes to Quarterly Portfolio of Investments

GLOBAL DIVIDEND TARGET 15 PORTFOLIO
PORTFOLIO OF INVESTMENTS - (CONTINUED)
MARCH 31, 2013 (UNAUDITED)

VALUATION INPUTS
A summary of the inputs used to value the Portfolio's investments as of March 31, 2013 is as follows (see Note 2A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

                                                                                    LEVEL 2         LEVEL 3
                                                     TOTAL          LEVEL 1       SIGNIFICANT     SIGNIFICANT
                                                   VALUE AT         QUOTED        OBSERVABLE     UNOBSERVABLE
                                                   3/31/2013        PRICES          INPUTS          INPUTS
                                                ---------------  -------------  --------------  ---------------
Common Stocks:
    China.....................................  $     7,579,713  $          --  $    7,579,713  $            --
    Hong Kong.................................        1,661,531             --       1,661,531               --
    United Kingdom............................        9,519,170             --       9,519,170               --
    United States.............................       11,532,547     11,532,547              --               --
                                                ---------------  -------------  --------------  ---------------
Total Common Stocks ..........................  $    30,292,961  $  11,532,547  $   18,760,414  $            --
                                                ===============  =============  ==============  ===============

All transfers in and out of the Levels during the period are assumed to be on the last day of the period at their current value. There were no transfers between the Levels at March 31, 2013.


         INDUSTRY                                                % OF NET ASSETS
         -----------------------------------------------------------------------
         Commercial Banks                                               18.5%
         Industrial Conglomerates                                       12.3
         Computers & Peripherals                                        10.6
         Pharmaceuticals                                                 7.0
         Wireless Telecommunication Services                             6.8
         Diversified Telecommunication Services                          6.7
         Semiconductors & Semiconductor Equipment                        6.6
         Hotels, Restaurants & Leisure                                   6.4
         Food & Staples Retailing                                        6.4
         Oil, Gas & Consumable Fuels                                     6.3
         Capital Markets                                                 6.2
         Insurance                                                       5.3
         ---------------------------------------------------------------------
         TOTAL INVESTMENTS                                              99.1
         NET OTHER ASSETS AND LIABILITIES                                0.9
                                                                      --------
         TOTAL                                                         100.0%
                                                                      ========


               See Notes to Quarterly Portfolio of Investments

S&P(R) TARGET 24 PORTFOLIO
PORTFOLIO OF INVESTMENTS
MARCH 31, 2013 (UNAUDITED)


   SHARES                       DESCRIPTION                        VALUE
----------- --------------------------------------------------  -----------

COMMON STOCKS - 98.2%

            AEROSPACE & DEFENSE - 3.1%
      3,322 Northrop Grumman Corp. ...........................  $   233,038
                                                                -----------

            BEVERAGES - 0.7%
      1,453 Coca-Cola Enterprises, Inc. ......................       53,645
                                                                -----------

            BIOTECHNOLOGY - 9.5%
      7,004 Amgen, Inc. ......................................      717,980
                                                                -----------

            CAPITAL MARKETS - 6.9%
      3,424 Franklin Resources, Inc. .........................      516,374
                                                                -----------

            CHEMICALS - 3.4%
        436 CF Industries Holdings, Inc. .....................       83,001
        955 FMC Corp. ........................................       54,464
        717 Sherwin-Williams (The) Co. .......................      121,094
                                                                -----------
                                                                    258,559
                                                                -----------

            COMPUTERS & PERIPHERALS - 5.9%
     12,233 Seagate Technology PLC ...........................      447,239
                                                                -----------

            CONSUMER FINANCE - 4.8%
      8,031 Discover Financial Services ......................      360,110
                                                                -----------

            DIVERSIFIED CONSUMER SERVICES - 1.3%
      3,227 H&R Block, Inc. ..................................       94,938
                                                                -----------

            HEALTH CARE EQUIPMENT & SUPPLIES - 3.3%
      1,800 Becton, Dickinson & Co. ..........................      172,098
        753 C.R. Bard, Inc. ..................................       75,887
                                                                -----------
                                                                    247,985
                                                                -----------

            HOUSEHOLD PRODUCTS - 0.8%
        659 Clorox (The) Co. .................................       58,341
                                                                -----------

            INSURANCE - 5.0%
      7,723 Allstate Corp. ...................................      378,968
                                                                -----------

            INTERNET SOFTWARE & SERVICES - 11.9%
     38,191 Yahoo!, Inc. (a) .................................      898,634
                                                                -----------

            MACHINERY - 6.6%
        678 Flowserve Corp. ..................................      113,707
      6,250 Illinois Tool Works, Inc. ........................      380,875
                                                                -----------
                                                                    494,582
                                                                -----------

            MEDIA - 5.4%
      7,137 DIRECTV (a) ......................................      404,026
                                                                -----------

            OIL, GAS & CONSUMABLE FUELS - 10.8%
      7,641 Exxon Mobil Corp. ................................      688,530
        565 Marathon Petroleum Corp. .........................       50,624
      1,047 Phillips 66 ......................................       73,259
                                                                -----------
                                                                    812,413
                                                                -----------


               See Notes to Quarterly Portfolio of Investments

S&P(R) TARGET 24 PORTFOLIO
PORTFOLIO OF INVESTMENTS - (CONTINUED)
MARCH 31, 2013 (UNAUDITED)


   SHARES                       DESCRIPTION                        VALUE
----------- --------------------------------------------------  -----------

COMMON STOCKS - (CONTINUED)

            SOFTWARE - 3.1%
      5,018 BMC Software, Inc. (a) ...........................  $   232,484
                                                                -----------

            SPECIALTY RETAIL - 5.3%
      8,547 TJX (The) Cos., Inc. .............................      399,572
                                                                -----------

            TOBACCO - 10.4%
      8,489 Philip Morris International, Inc. ................      787,015
                                                                -----------

            TOTAL INVESTMENTS - 98.2% ........................    7,395,903
            (Cost $6,458,106) (b)

            NET OTHER ASSETS AND LIABILITIES - 1.8% ..........      134,323
                                                                -----------

            NET ASSETS - 100.0% ..............................  $ 7,530,226
                                                                ===========

------------------------------------------

(a)   Non-income producing security.

(b) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of March 31, 2013, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $956,436 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $18,639.

VALUATION INPUTS
A summary of the inputs used to value the Portfolio's investments as of March 31, 2013 is as follows (see Note 2A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

                                                                                    LEVEL 2         LEVEL 3
                                                     TOTAL          LEVEL 1       SIGNIFICANT     SIGNIFICANT
                                                   VALUE AT         QUOTED        OBSERVABLE     UNOBSERVABLE
                                                   3/31/2013        PRICES          INPUTS          INPUTS
                                                ---------------  -------------  --------------  ---------------
Common Stocks*................................  $     7,395,903  $   7,395,903  $           --  $            --
                                                ===============  =============  ==============  ===============

*See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be on the last day of the period at their current value. There were no transfers between the Levels at March 31, 2013.




               See Notes to Quarterly Portfolio of Investments

NASDAQ(R) TARGET 15 PORTFOLIO
PORTFOLIO OF INVESTMENTS
MARCH 31, 2013 (UNAUDITED)


   SHARES                       DESCRIPTION                        VALUE
----------- --------------------------------------------------  -----------

COMMON STOCKS - 98.0%

            BIOTECHNOLOGY - 15.0%
      6,508 Gilead Sciences, Inc. (a).........................  $   318,437
      1,403 Regeneron Pharmaceuticals, Inc. (a)...............      247,489
                                                                -----------
                                                                    565,926
                                                                -----------

            COMPUTERS & PERIPHERALS - 11.7%
      6,357 Seagate Technology PLC ...........................      232,412
      4,127 Western Digital Corp. ............................      207,505
                                                                -----------
                                                                    439,917
                                                                -----------

            INTERNET SOFTWARE & SERVICES - 14.3%
      4,729 eBay, Inc. (a)....................................      256,406
     12,079 Yahoo!, Inc. (a)..................................      284,219
                                                                -----------
                                                                    540,625
                                                                -----------

            LEISURE EQUIPMENT & PRODUCTS - 6.7%
      5,777 Mattel, Inc. .....................................      252,975
                                                                -----------

            MEDIA - 31.3%
      6,447 Comcast Corp., Class A ...........................      270,838
      2,439 Discovery Communications, Inc., Class A (a).......      192,047
      1,850 Liberty Media Corp. (a)...........................      206,515
     81,511 Sirius XM Radio, Inc. ............................      251,054
      1,850 Starz - Liberty Capital (a).......................       40,978
      4,512 Virgin Media, Inc. ...............................      220,953
                                                                -----------
                                                                  1,182,385
                                                                -----------

            PHARMACEUTICALS - 5.3%
      6,913 Mylan, Inc. (a)...................................      200,062
                                                                -----------

            SOFTWARE - 13.7%
      7,135 Oracle Corp. .....................................      230,746
     11,623 Symantec Corp. (a)................................      286,856
                                                                -----------
                                                                    517,602
                                                                -----------

            TOTAL INVESTMENTS - 98.0% ........................    3,699,492
            (Cost $3,205,998) (b)

            NET OTHER ASSETS AND LIABILITIES - 2.0% ..........       76,885
                                                                -----------

            NET ASSETS - 100.0% ..............................  $ 3,776,377
                                                                ===========


------------------------------------------

(a)   Non-income producing security.

(b) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of March 31, 2013, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $511,290 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $17,796.


               See Notes to Quarterly Portfolio of Investments

NASDAQ(R) TARGET 15 PORTFOLIO
PORTFOLIO OF INVESTMENTS - (CONTINUED)
MARCH 31, 2013 (UNAUDITED)

VALUATION INPUTS
A summary of the inputs used to value the Portfolio's investments as of March 31, 2013 is as follows (see Note 2A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

                                                                                    LEVEL 2         LEVEL 3
                                                     TOTAL          LEVEL 1       SIGNIFICANT     SIGNIFICANT
                                                   VALUE AT         QUOTED        OBSERVABLE     UNOBSERVABLE
                                                   3/31/2013        PRICES          INPUTS          INPUTS
                                                ---------------  -------------  --------------  ---------------
Common Stocks*................................  $     3,699,492  $   3,699,492  $           --  $            --
                                                ===============  =============  ==============  ===============

*See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be on the last day of the period at their current value. There were no transfers between the Levels at March 31, 2013.


               See Notes to Quarterly Portfolio of Investments

FIRST TRUST TARGET FOCUS FOUR PORTFOLIO
PORTFOLIO OF INVESTMENTS
MARCH 31, 2013 (UNAUDITED)


   SHARES                       DESCRIPTION                        VALUE
----------- --------------------------------------------------  -----------

COMMON STOCKS - 97.8%

            AEROSPACE & DEFENSE - 1.6%
        907 AAR Corp. ........................................  $    16,680
      1,105 Northrop Grumman Corp. ...........................       77,516
                                                                -----------
                                                                     94,196
                                                                -----------

            AIRLINES - 1.1%
      5,879 JetBlue Airways Corp. (a).........................       40,565
      1,333 SkyWest, Inc. ....................................       21,395
                                                                -----------
                                                                     61,960
                                                                -----------

            AUTO COMPONENTS - 0.6%
        431 Dorman Products, Inc. ............................       16,037
        838 Superior Industries International, Inc. ..........       15,654
                                                                -----------
                                                                     31,691
                                                                -----------

            AUTOMOBILES - 1.5%
        539 Honda Motor Co., Ltd., ADR .......................       20,622
        651 Thor Industries, Inc. ............................       23,950
        213 Toyota Motor Corp., ADR ..........................       21,862
        882 Winnebago Industries, Inc. (a)....................       18,205
                                                                -----------
                                                                     84,639
                                                                -----------

            BIOTECHNOLOGY - 3.5%
      1,142 Regeneron Pharmaceuticals, Inc. (a)...............      201,449
                                                                -----------

            BUILDING PRODUCTS - 1.6%
        476 A.O. Smith Corp. .................................       35,019
        639 Apogee Enterprises, Inc. .........................       18,499
      1,066 Gibraltar Industries, Inc. (a)....................       19,455
      1,535 Griffon Corp. ....................................       18,297
                                                                -----------
                                                                     91,270
                                                                -----------

            CHEMICALS - 1.3%
        486 American Vanguard Corp. ..........................       14,842
        163 NewMarket Corp. ..................................       42,439
        753 OM Group, Inc. (a)................................       17,681
                                                                -----------
                                                                     74,962
                                                                -----------

            COMMERCIAL BANKS - 10.9%
      2,486 Banco Santander S.A., ADR ........................       16,930
      2,558 BB&T Corp. .......................................       80,296
      7,004 F.N.B. Corp. .....................................       84,748
      9,392 First Niagara Financial Group, Inc. ..............       83,213
      5,227 FirstMerit Corp. .................................       86,402
      1,220 Hanmi Financial Corp. (a).........................       19,520
      3,721 Mitsubishi UFJ Financial Group, Inc., ADR ........       22,326
      5,483 Mizuho Financial Group, Inc., ADR ................       23,412
        549 Shinhan Financial Group Co., Ltd., ADR ...........       19,709
      2,718 Sumitomo Mitsui Financial Group, Inc., ADR .......       22,179
      3,320 Trustmark Corp. ..................................       83,033


               See Notes to Quarterly Portfolio of Investments

FIRST TRUST TARGET FOCUS FOUR PORTFOLIO
PORTFOLIO OF INVESTMENTS - (CONTINUED)
MARCH 31, 2013 (UNAUDITED)


   SHARES                       DESCRIPTION                        VALUE
----------- --------------------------------------------------  -----------

COMMON STOCKS - (CONTINUED)

            COMMERCIAL BANKS - (CONTINUED)
      3,070 United Bankshares, Inc. ..........................  $    81,693
                                                                -----------
                                                                    623,461
                                                                -----------

            COMMERCIAL SERVICES & SUPPLIES - 1.9%
        808 Mobile Mini, Inc. (a).............................       23,779
      2,544 Republic Services, Inc. ..........................       83,952
                                                                -----------
                                                                    107,731
                                                                -----------

            CONSTRUCTION & ENGINEERING - 0.7%
        847 URS Corp. ........................................       40,156
                                                                -----------

            DIVERSIFIED CONSUMER SERVICES - 0.5%
      1,267 Carriage Services, Inc. ..........................       26,924
                                                                -----------

            DIVERSIFIED FINANCIAL SERVICES - 0.3%
      2,146 ING Groep N.V., ADR (a)...........................       15,473
                                                                -----------

            DIVERSIFIED TELECOMMUNICATION SERVICES - 1.3%
      1,223 China Unicom (Hong Kong), Ltd., ADR ..............       16,486
      1,817 France Telecom S.A., ADR .........................       18,461
        937 Nippon Telegraph & Telephone Corp., ADR ..........       20,370
      1,488 Telefonica S.A., ADR (a)..........................       20,103
                                                                -----------
                                                                     75,420
                                                                -----------

            ELECTRIC UTILITIES - 4.1%
      1,793 FirstEnergy Corp. ................................       75,664
      1,825 NV Energy, Inc. ..................................       36,555
      1,462 Pinnacle West Capital Corp. ......................       84,635
      1,617 PNM Resources, Inc. ..............................       37,660
                                                                -----------
                                                                    234,514
                                                                -----------

            ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 2.2%
        873 Arrow Electronics, Inc. (a).......................       35,461
      1,983 Ingram Micro, Inc., Class A (a)...................       39,026
        971 Insight Enterprises, Inc. (a).....................       20,022
        308 Rogers Corp. (a)..................................       14,667
        483 SYNNEX Corp. (a)..................................       17,871
                                                                -----------
                                                                    127,047
                                                                -----------

            ENERGY EQUIPMENT & SERVICES - 2.6%
        786 Exterran Holdings, Inc. (a).......................       21,222
      1,811 Patterson-UTI Energy, Inc. .......................       43,174
      2,370 Pioneer Energy Services Corp. (a).................       19,553
      1,632 Superior Energy Services, Inc. (a)................       42,383
      2,216 TETRA Technologies, Inc. (a)......................       22,736
                                                                -----------
                                                                    149,068
                                                                -----------

            FOOD & STAPLES RETAILING - 0.3%
      1,039 Spartan Stores, Inc. .............................       18,234
                                                                -----------

            FOOD PRODUCTS - 2.6%
      2,921 Mondelez International, Inc., Class A ............       89,412


               See Notes to Quarterly Portfolio of Investments

FIRST TRUST TARGET FOCUS FOUR PORTFOLIO
PORTFOLIO OF INVESTMENTS - (CONTINUED)
MARCH 31, 2013 (UNAUDITED)


   SHARES                       DESCRIPTION                        VALUE
----------- --------------------------------------------------  -----------

COMMON STOCKS - (CONTINUED)

            FOOD PRODUCTS - (CONTINUED)
        974 Post Holdings, Inc. (a)...........................  $    41,814
        549 Seneca Foods Corp., Class A (a)...................       18,128
                                                                -----------
                                                                    149,354
                                                                -----------

            HEALTH CARE EQUIPMENT & SUPPLIES - 0.9%
        661 Sirona Dental Systems, Inc. (a)...................       48,736
                                                                -----------

            HEALTH CARE PROVIDERS & SERVICES - 1.8%
      1,446 Amedisys, Inc. (a)................................       16,079
      1,296 AMN Healthcare Services, Inc. (a).................       20,516
      1,095 Community Health Systems, Inc. ...................       51,892
      1,178 PharMerica Corp. (a)..............................       16,492
                                                                -----------
                                                                    104,979
                                                                -----------

            HOTELS, RESTAURANTS & LEISURE - 1.8%
        575 AFC Enterprises, Inc. (a).........................       20,890
        692 Domino's Pizza, Inc. .............................       35,596
      1,937 WMS Industries, Inc. (a)..........................       48,832
                                                                -----------
                                                                    105,318
                                                                -----------

            HOUSEHOLD DURABLES - 3.5%
      3,998 DR Horton, Inc. ..................................       97,151
      1,945 Lennar Corp., Class A ............................       80,679
        908 Universal Electronics, Inc. (a)...................       21,111
                                                                -----------
                                                                    198,941
                                                                -----------

            INSURANCE - 11.9%
         99 Alleghany Corp. (a)...............................       39,196
      1,852 Allstate Corp. ...................................       90,878
        836 American Financial Group, Inc. ...................       39,610
      1,033 Aspen Insurance Holdings Ltd. ....................       39,853
      1,915 Cincinnati Financial Corp. .......................       90,369
        301 Everest Re Group Ltd. ............................       39,088
      1,394 Fidelity National Financial, Inc., Class A .......       35,171
      1,394 First American Financial Corp. ...................       35,644
        892 HCC Insurance Holdings, Inc. .....................       37,491
        846 Horace Mann Educators Corp. ......................       17,639
      2,674 Mercury General Corp. ............................      101,425
      1,163 Protective Life Corp. ............................       41,635
        359 Safety Insurance Group, Inc. .....................       17,645
        907 StanCorp Financial Group, Inc. ...................       38,783
        652 Stewart Information Services Corp. ...............       16,606
                                                                -----------
                                                                    681,033
                                                                -----------

            INTERNET SOFTWARE & SERVICES - 0.8%
      1,115 AOL, Inc. ........................................       42,916
                                                                -----------

            IT SERVICES - 0.9%
        306 CACI International, Inc., Class A (a).............       17,708


               See Notes to Quarterly Portfolio of Investments

FIRST TRUST TARGET FOCUS FOUR PORTFOLIO
PORTFOLIO OF INVESTMENTS - (CONTINUED)
MARCH 31, 2013 (UNAUDITED)


   SHARES                       DESCRIPTION                        VALUE
----------- --------------------------------------------------  -----------

COMMON STOCKS - (CONTINUED)

            IT SERVICES - (CONTINUED)
      1,286 ManTech International Corp., Class A .............  $    34,555
                                                                -----------
                                                                     52,263
                                                                -----------

            MACHINERY - 1.8%
        611 Flowserve Corp. ..................................      102,471
                                                                -----------

            MEDIA - 0.9%
      1,827 Live Nation Entertainment, Inc. (a)...............       22,600
      1,140 Scholastic Corp. .................................       30,381
                                                                -----------
                                                                     52,981
                                                                -----------

            METALS & MINING - 3.0%
      1,168 ArcelorMittal ....................................       15,219
      5,122 Commercial Metals Co. ............................       81,184
        273 Kaiser Aluminum Corp. ............................       17,650
        241 POSCO, ADR .......................................       17,764
        543 Reliance Steel & Aluminum Co. ....................       38,645
                                                                -----------
                                                                    170,462
                                                                -----------

            MULTI-UTILITIES - 3.8%
      2,981 Black Hills Corp. ................................      131,283
      2,465 Public Service Enterprise Group, Inc. ............       84,648
                                                                -----------
                                                                    215,931
                                                                -----------

            OIL, GAS & CONSUMABLE FUELS - 3.0%
        477 BP PLC, ADR ......................................       20,201
        690 Canadian Natural Resources Ltd. ..................       22,170
        175 China Petroleum & Chemical Corp., ADR ............       20,461
        405 Eni S.p.A., ADR ..................................       18,180
      1,032 Petroleo Brasileiro S.A., ADR ....................       17,100
        287 Royal Dutch Shell PLC, ADR .......................       18,701
        796 Statoil ASA, ADR .................................       19,598
        611 Suncor Energy, Inc. ..............................       18,336
        384 Total S.A., ADR ..................................       18,424
                                                                -----------
                                                                    173,171
                                                                -----------

            PROFESSIONAL SERVICES - 2.4%
      1,016 FTI Consulting, Inc. (a)..........................       38,263
      1,083 Heidrick & Struggles International, Inc. .........       16,191
      1,055 Kelly Services, Inc., Class A ....................       19,707
        786 Manpower, Inc. ...................................       44,582
      1,502 Navigant Consulting, Inc. (a).....................       19,736
                                                                -----------
                                                                    138,479
                                                                -----------

            REAL ESTATE INVESTMENT TRUSTS (REITS) - 0.4%
      2,998 Kite Realty Group Trust ..........................       20,207
                                                                -----------

            SOFTWARE - 0.3%
        249 Manhattan Associates, Inc. (a)....................       18,498
                                                                -----------


               See Notes to Quarterly Portfolio of Investments

FIRST TRUST TARGET FOCUS FOUR PORTFOLIO
PORTFOLIO OF INVESTMENTS - (CONTINUED)
MARCH 31, 2013 (UNAUDITED)


   SHARES                       DESCRIPTION                        VALUE
----------- --------------------------------------------------  -----------

COMMON STOCKS - (CONTINUED)

            SPECIALTY RETAIL - 14.9%
      2,191 Barnes & Noble, Inc. (a)..........................  $    36,042
      5,819 Gap (The), Inc. ..................................      205,992
      6,082 Home Depot (The), Inc. ...........................      424,402
        286 Lumber Liquidators Holdings, Inc. (a).............       20,083
      1,766 OfficeMax, Inc. ..................................       20,503
        620 Stage Stores, Inc. ...............................       16,046
      1,774 Urban Outfitters, Inc. (a)........................       68,725
      1,196 Williams-Sonoma, Inc. ............................       61,618
                                                                -----------
                                                                    853,411
                                                                -----------

            TEXTILES, APPAREL & LUXURY GOODS - 1.0%
      1,467 Gildan Activewear, Inc. ..........................       58,548
                                                                -----------

            THRIFTS & MORTGAGE FINANCE - 2.9%
      5,704 New York Community Bancorp, Inc. .................       81,852
      6,166 People's United Financial, Inc. ..................       82,871
                                                                -----------
                                                                    164,723
                                                                -----------

            TOBACCO - 2.4%
      4,606 Alliance One International, Inc. (a)..............       17,917
      2,163 Universal Corp. ..................................      121,215
                                                                -----------
                                                                    139,132
                                                                -----------

            WIRELESS TELECOMMUNICATION SERVICES - 0.8%
      1,366 NTT DoCoMo, Inc., ADR ............................       20,313
      1,888 VimpelCom Ltd., ADR ..............................       22,448
                                                                -----------
                                                                     42,761
                                                                -----------

            TOTAL INVESTMENTS - 97.8% ........................    5,592,510
            (Cost $5,100,224) (b)

            NET OTHER ASSETS AND LIABILITIES - 2.2% ..........      128,372
                                                                -----------
            NET ASSETS - 100.0% ..............................  $ 5,720,882
                                                                ===========


------------------------------------------

(a)   Non-income producing security.

(b) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of March 31, 2013, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $604,596 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $112,310.

ADR   American Depositary Receipt



               See Notes to Quarterly Portfolio of Investments

FIRST TRUST TARGET FOCUS FOUR PORTFOLIO
PORTFOLIO OF INVESTMENTS - (CONTINUED)
MARCH 31, 2013 (UNAUDITED)


VALUATION INPUTS
A summary of the inputs used to value the Portfolio's investments as of March 31, 2013 is as follows (see Note 2A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

                                                                                    LEVEL 2         LEVEL 3
                                                     TOTAL          LEVEL 1       SIGNIFICANT     SIGNIFICANT
                                                   VALUE AT         QUOTED        OBSERVABLE     UNOBSERVABLE
                                                   3/31/2013        PRICES          INPUTS          INPUTS
                                                ---------------  -------------  --------------  ---------------
Common Stocks*................................  $     5,592,510  $   5,592,510  $           --  $            --
                                                ===============  =============  ==============  ===============


*See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be on the last day of the period at their current value. There were no transfers between the Levels at March 31, 2013.



          COUNTRY ALLOCATION**                                  % OF NET ASSETS
          ----------------------------------------------------------------------
          United States                                               86.8%
          Japan                                                        2.6
          Bermuda                                                      1.8
          Canada                                                       1.7
          United Kingdom                                               0.7
          Korea                                                        0.7
          Spain                                                        0.7
          France                                                       0.6
          China                                                        0.4
          Norway                                                       0.3
          Italy                                                        0.3
          Brazil                                                       0.3
          Hong Kong                                                    0.3
          Netherlands                                                  0.3
          Luxembourg                                                   0.3
          -----------------------------------------------------------------
          TOTAL INVESTMENTS                                           97.8
          NET OTHER ASSETS AND LIABILITIES                             2.2
                                                                     ------
          TOTAL                                                      100.0%
                                                                     ======

**Portfolio securities are categorized based on their country of incorporation.


               See Notes to Quarterly Portfolio of Investments

VALUE LINE(R) TARGET 25 PORTFOLIO
PORTFOLIO OF INVESTMENTS
MARCH 31, 2013 (UNAUDITED)


   SHARES                       DESCRIPTION                        VALUE
----------- --------------------------------------------------  -----------

COMMON STOCKS - 98.5%

            AUTO COMPONENTS - 1.7%
      3,059 Dorman Products, Inc. ............................  $   113,826
                                                                -----------

            AUTOMOBILES - 3.6%
      4,587 Thor Industries, Inc. ............................      168,756
      3,426 Winnebago Industries, Inc. (a)....................       70,712
                                                                -----------
                                                                    239,468
                                                                -----------

            BIOTECHNOLOGY - 6.8%
      2,557 Regeneron Pharmaceuticals, Inc. (a)...............      451,055
                                                                -----------

            BUILDING PRODUCTS - 4.8%
      3,351 A.O. Smith Corp. .................................      246,533
      2,479 Apogee Enterprises, Inc. .........................       71,767
                                                                -----------
                                                                    318,300
                                                                -----------

            CHEMICALS - 5.6%
      2,396 American Vanguard Corp. ..........................       73,174
      1,145 NewMarket Corp. ..................................      298,112
                                                                -----------
                                                                    371,286
                                                                -----------

            DIVERSIFIED CONSUMER SERVICES - 1.6%
      4,916 Carriage Services, Inc. ..........................      104,465
                                                                -----------

            ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 1.0%
      1,429 Rogers Corp. (a)..................................       68,049
                                                                -----------

            HEALTH CARE EQUIPMENT & SUPPLIES - 5.1%
      4,658 Sirona Dental Systems, Inc. (a)...................      343,434
                                                                -----------

            HEALTH CARE PROVIDERS & SERVICES - 1.2%
      5,033 AMN Healthcare Services, Inc. (a).................       79,672
                                                                -----------

            HOTELS, RESTAURANTS & LEISURE - 5.0%
      2,230 AFC Enterprises, Inc. (a).........................       81,016
      4,882 Domino's Pizza, Inc. .............................      251,130
                                                                -----------
                                                                    332,146
                                                                -----------

            HOUSEHOLD DURABLES - 15.2%
     22,328 DR Horton, Inc. ..................................      542,571
     11,419 Lennar Corp., Class A ............................      473,660
                                                                -----------
                                                                  1,016,231
                                                                -----------

            MACHINERY - 7.5%
      3,006 Flowserve Corp. ..................................      504,136
                                                                -----------

            SOFTWARE - 1.9%
      1,696 Manhattan Associates, Inc. (a)....................      125,996
                                                                -----------

            SPECIALTY RETAIL - 31.3%
     14,116 Gap (The), Inc. ..................................      499,706
      7,083 Home Depot (The), Inc. ...........................      494,252
      2,264 Lumber Liquidators Holdings, Inc. (a).............      158,978
      2,726 Stage Stores, Inc. ...............................       70,549
     11,241 Urban Outfitters, Inc. (a)........................      435,476


               See Notes to Quarterly Portfolio of Investments

VALUE LINE(R) TARGET 25 PORTFOLIO
PORTFOLIO OF INVESTMENTS - (CONTINUED)
MARCH 31, 2013 (UNAUDITED)


   SHARES                       DESCRIPTION                        VALUE
----------- --------------------------------------------------  -----------

COMMON STOCKS - (CONTINUED)

            SPECIALTY RETAIL - (CONTINUED)
      8,417 Williams-Sonoma, Inc. ............................  $   433,644
                                                                -----------
                                                                  2,092,605
                                                                -----------

            TEXTILES, APPAREL & LUXURY GOODS - 6.2%
     10,343 Gildan Activewear, Inc. ..........................      412,789
                                                                -----------

            TOTAL INVESTMENTS - 98.5% ........................    6,573,458
            (Cost $6,010,263) (b)

            NET OTHER ASSETS AND LIABILITIES - 1.5% ..........      100,021
                                                                -----------
            NET ASSETS - 100.0% ..............................  $ 6,673,479
                                                                ===========

------------------------------------------

(a)   Non-income producing security.

(b) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of March 31, 2013, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $618,859 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $55,664.

VALUATION INPUTS
A summary of the inputs used to value the Portfolio's investments as of March 31, 2013 is as follows (see Note 2A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

                                                                                    LEVEL 2         LEVEL 3
                                                     TOTAL          LEVEL 1       SIGNIFICANT     SIGNIFICANT
                                                   VALUE AT         QUOTED        OBSERVABLE     UNOBSERVABLE
                                                   3/31/2013        PRICES          INPUTS          INPUTS
                                                ---------------  -------------  --------------  ---------------
Common Stocks*................................  $     6,573,458  $   6,573,458  $           --  $            --
                                                ===============  =============  ==============  ===============

*See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be on the last day of the period at their current value. There were no transfers between the Levels at March 31, 2013.


               See Notes to Quarterly Portfolio of Investments

NOTES TO QUARTERLY PORTFOLIO OF INVESTMENTS

                       FIRST DEFINED PORTFOLIO FUND, LLC
                           MARCH 31, 2013 (UNAUDITED)


                                1. ORGANIZATION

First Defined Portfolio Fund, LLC (the "Registrant") was organized as a Delaware limited liability company on January 8, 1999 under the laws of the State of Delaware. The Registrant is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the "1940 Act"), as a non-diversified, open-end management investment company.

The Registrant offers eight managed investment portfolios (each a "Portfolio" and collectively, the "Portfolios") as follows:

    Target Managed VIP Portfolio
    The Dow(R) DART 10 Portfolio
    The Dow(R) Target Dividend Portfolio
    Global Dividend Target 15 Portfolio
    S&P(R) Target 24 Portfolio
    NASDAQ(R) Target 15 Portfolio
    First Trust Target Focus Four Portfolio
    Value Line(R) Target 25 Portfolio


                     2. VALUATION AND INVESTMENT PRACTICES

A. PORTFOLIO VALUATION:

The net asset value ("NAV") of each Portfolio's Membership Interests (each an "Interest" and collectively, the "Interests") is determined daily as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Domestic debt securities and foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. The NAV per Interest is calculated by dividing the value of all assets of a Portfolio (including accrued interest and dividends), less all liabilities (including accrued expenses, dividends declared but unpaid, and any borrowings of the Portfolio) by the total number of Interests outstanding.

Each Portfolio's investments are valued daily in accordance with valuation procedures adopted by the Registrant's Board of Trustees, and in accordance with provisions of the 1940 Act. Each Portfolio's securities will be valued as follows:

      Common stocks, and other securities listed on any national or foreign exchange (excluding the NASDAQ(R) Stock Market LLC ("NASDAQ") and the London Stock Exchange Alternative Investment Market ("AIM")) are valued at the last sale price on the exchange on which they are principally traded or, for NASDAQ and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.

      Securities traded in the over-the-counter market are valued at their closing bid prices.

      Short-term investments that mature in less than 60 days when purchased are valued at amortized cost.

All market quotations used in valuing a Portfolio's securities will be obtained from a third party pricing service. If no quotation is received from a pricing service, attempts will be made to obtain one or more broker quotes for the security. In the event the pricing service does not provide a valuation, broker quotations are not readily available, or the valuations received are deemed unreliable, the Registrant's Board of Trustees has designated First Trust Advisors L.P. ("First Trust") to use a fair value method to value a Portfolio's securities. Additionally, if events occur after the close of the principal markets for certain securities (e.g., domestic debt and foreign securities) that could materially affect a Portfolio's NAV, First Trust will use a fair value method to value a Portfolio's securities. The use of fair value pricing is governed by valuation procedures adopted by the Registrant's Board of Trustees, and in accordance with the provisions of the 1940 Act. As a general principle, the fair value of a security is the amount which a Portfolio might reasonably expect to receive for the security upon its current sale. In light of the judgment involved in fair valuations, there can be no assurance that a fair value assigned to a particular security will be the amount which a Portfolio might be able to receive upon its current sale. Fair valuation of a security will be based on the consideration of all available information, including, but not limited to, the following:

      1)    the type of security;

      2)    the size of the holding;

      3)    the initial cost of the security;

      4)    transactions in comparable securities;

      5)    price quotes from dealers and/or pricing services;

      6)    relationships among various securities;

                       FIRST DEFINED PORTFOLIO FUND, LLC
                           MARCH 31, 2013 (UNAUDITED)

      7) information obtained by contacting the issuer, analysts, or the appropriate stock exchange;

      8)    an analysis of the issuer's financial statements; and

      9) the existence of merger proposals or tender offers that might affect the value of the security.

If the securities in question are foreign securities, the following additional information may be considered:

      1) the value of similar foreign securities traded on other foreign markets;

      2)    ADR trading of similar securities;

      3)    foreign currency exchange activity;

      4) the trading prices of financial products that are tied to baskets of foreign securities;

      5)    factors relating to the event that precipitated the pricing problem;

      6)    whether the event is likely to recur; and

      7) whether the effects of the event are isolated or whether they affect entire markets, countries or regions.


The Portfolios are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

      o Level 1 - Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

      o Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

            o     Quoted prices for similar investments in active markets.

            o Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.

            o Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).

            o Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

      o Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value each Portfolio's investments as of March 31, 2013, is included with the Portfolio's Portfolio of Investments.

B. SECURITIES TRANSACTIONS:

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.

C. FOREIGN CURRENCY:

The books and records of the Portfolios are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period. Purchases and sales of investment securities and items of income and expense are translated on the respective dates of such transactions. Net realized foreign currency gains and losses include the effect of changes in exchange rates between trade date and settlement date on investment security transactions, foreign currency transactions and interest and dividends received.

ADDITIONAL INFORMATION

                       FIRST DEFINED PORTFOLIO FUND, LLC
                           MARCH 31, 2013 (UNAUDITED)


                             LICENSING INFORMATION

"The NASDAQ-100(R)", "NASDAQ-100 Index(R)", "NASDAQ Stock Market(R)" and "NASDAQ(R)" are registered trademarks of The Nasdaq OMX Group, Inc. (which with its affiliates are the "Corporations") and have been licensed for use by First Trust on behalf of the Registrant. The NASDAQ(R) Target 15 Portfolio and the Target Managed VIP Portfolio have not been passed on by the Corporations as to their legality or suitability. The NASDAQ(R) Target 15 Portfolio and the Target Managed VIP Portfolio are not issued, endorsed, sponsored, managed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE REGISTRANT.

"Standard & Poor's(R)," "S&P(R)," "S&P 500(R)," "Standard & Poor's 500", "500",
S&P MidCap 400", "Standard & Poor's MidCap 400", "S&P SmallCap 600" and "Standard & Poor's SmallCap 600" are registered trademarks of Standard & Poor's Financial Services LLC ("S&P"), and "Dow Jones Industrial Average(SM)," "DJIA(SM)," "The Dow Jones Select Dividend Index(SM)," "Dow Industrials(SM)," "The Dow(R)," "Dow 30(SM)," and "The Dow 10(SM) " and Dow Jones are registered trademarks of Dow Jones Trademark Holdings LLC ("Dow Jones") and have been licensed for use by S&P Dow Jones Indices LLC and sublicensed for certain purposes by FTP on behalf of the Registrant. None of the Portfolios, including, and in particular, Target Managed VIP Portfolio, The Dow(R) Target Dividend Portfolio, The Dow(R) DART 10 Portfolio and the First Trust Target Focus Four Portfolio and S&P(R) Target 24 Portfolio are sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC, Dow Jones, S&P, or their respective affiliates, and neither S&P Dow Jones Indices LLC, Dow Jones, S&P, or their respective affiliates make any representation regarding the advisability of investing in such product(s).

"Value Line(R)", "The Value Line Investment Survey," and "Value Line Timeliness(TM) Ranking System" are trademarks of Value Line Securities, Inc. or Value Line Publishing, Inc. that have been licensed to First Trust on behalf of the Registrant. The Target Managed VIP Portfolio, the Value Line(R) Target 25 Portfolio and the First Trust Target Focus Four Portfolio are not sponsored, recommended, sold or promoted by Value Line Publishing, Inc., Value Line, Inc. or Value Line Securities, Inc. ("Value Line"). Value Line makes no representation regarding the advisability of investing in the Target Managed VIP Portfolio, the Value Line(R) Target 25 Portfolio or the First Trust Target Focus Four Portfolio.

"NYSE(R)" and "NYSE International 100 Index(R)" are registered trademarks of NYSE Group, Inc. and have been licensed for use for certain purposes by First Trust. The First Trust Target Focus Four Portfolio, based in part on the NYSE International 100 Index(R), is not sponsored, endorsed, sold or promoted by NYSE Group, Inc. or any of its affiliates, and NYSE Group, Inc. and its affiliates make no representation regarding the advisability of investing in such product. NYSE Group, Inc. has no relationship to the First Trust Target Focus Four Portfolio or First Trust other than the licensing of NYSE International 100 Index(R) and its registered trademarks for use in connection with the First Trust Target Focus Four Portfolio.

ITEM 2. CONTROLS AND PROCEDURES.

   (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

   (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)           First Defined Portfolio Fund, LLC
              ----------------------------------------------------

By (Signature and Title)*               /s/ Mark R. Bradley
                                        ----------------------------------------
                                        Mark R. Bradley, President and
                                        Chief Executive Officer
                                        (principal executive officer)

Date  May 21, 2013
     ----------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*               /s/ Mark R. Bradley
                                        ----------------------------------------
                                        Mark R. Bradley, President and
                                        Chief Executive Officer
                                        (principal executive officer)

Date  May 21, 2013
     ----------------------

By (Signature and Title)*               /s/ James M. Dykas
                                        ----------------------------------------
                                        James M. Dykas, Treasurer,
                                        Chief Financial Officer and
                                        Chief Accounting Officer
                                        (principal financial officer)

Date  May 21, 2013
     ----------------------

* Print the name and title of each signing officer under his or her signature.